Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000222712
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2035 Fund
Class Name	Investor Class
Trading Symbol	TBLYX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement Blend 2035 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2035 Fund - Investor Class	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 1,137,111,000
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	6.60%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,137,111
Number of Portfolio Holdings	25

Holdings [Text Block]
Domestic Equity Funds	53.7%
International Equity Funds	22.8
Domestic Bond Funds	13.9
International Bond Funds	6.4
Short-Term and Other	3.2

Largest Holdings [Text Block]
T. Rowe Price Equity Index 500 Fund	23.4%
T. Rowe Price International Equity Index Fund	11.2
T. Rowe Price QM U.S. Bond Index Fund	8.7
T. Rowe Price Value Fund	8.2
T. Rowe Price Growth Stock Fund	7.9
T. Rowe Price Real Assets Fund	5.1
T. Rowe Price International Value Equity Fund	4.4
T. Rowe Price International Bond Fund (USD Hedged)	3.3
T. Rowe Price U.S. Treasury Long-Term Index Fund	2.8
T. Rowe Price International Stock Fund	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222713
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2035 Fund
Class Name	I Class
Trading Symbol	TBLHX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement Blend 2035 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2035 Fund - I Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 1,137,111,000
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	6.60%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,137,111
Number of Portfolio Holdings	25

Holdings [Text Block]
Domestic Equity Funds	53.7%
International Equity Funds	22.8
Domestic Bond Funds	13.9
International Bond Funds	6.4
Short-Term and Other	3.2

Largest Holdings [Text Block]
T. Rowe Price Equity Index 500 Fund	23.4%
T. Rowe Price International Equity Index Fund	11.2
T. Rowe Price QM U.S. Bond Index Fund	8.7
T. Rowe Price Value Fund	8.2
T. Rowe Price Growth Stock Fund	7.9
T. Rowe Price Real Assets Fund	5.1
T. Rowe Price International Value Equity Fund	4.4
T. Rowe Price International Bond Fund (USD Hedged)	3.3
T. Rowe Price U.S. Treasury Long-Term Index Fund	2.8
T. Rowe Price International Stock Fund	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless